Debt - Senior Unsecured Credit Facility (Details) $ in Thousands			12 Months Ended
	Jan. 08, 2026 USD ($)	Aug. 23, 2022 USD ($) extension_option tranche	Dec. 31, 2025 USD ($) extension_option	Dec. 31, 2025 CAD ($) extension_option	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Debt Instrument [Line Items]
Total principal amount of indebtedness			$ 4,140,235,000		$ 3,300,396,000
Debt instrument, face amount		$ 575,000,000
Mortgages, Senior Notes and Medium-Term Loan A
Debt Instrument [Line Items]
Unamortized deferred financing costs related to revolving credit facility			2,200,000		2,900,000
Tranche A-1 | Term Loans
Debt Instrument [Line Items]
Total principal amount of indebtedness			375,000,000		375,000,000
Tranche A-1 | Term Loans | U.S. dollar
Debt Instrument [Line Items]
Total principal amount of indebtedness			375,000,000
Tranche A-2 | Term Loans
Debt Instrument [Line Items]
Total principal amount of indebtedness			182,144,000	$ 250,000	173,820,000	$ 250,000
Delayed Draw Tranche A-3 | Delayed Draw Facility
Debt Instrument [Line Items]
Total principal amount of indebtedness			270,000,000		270,000,000
2025 Term Loan | Term Loans
Debt Instrument [Line Items]
Total principal amount of indebtedness			250,000,000		0
Private Senior A Notes, Due 2026 | Senior Notes
Debt Instrument [Line Items]
Total principal amount of indebtedness			200,000,000.0		200,000,000
Repayments of senior notes	$ 100,000,000.0
Unamortized debt issuance cost			200,000
Debt instrument, face amount			$ 200,000,000		200,000,000
2020 Senior Unsecured Term Loan A Facility and Senior Unsecured Credit Facility | Term Loans and Credit Facility
Debt Instrument [Line Items]
Maximum leverage ratio			60.00%	60.00%
Maximum leverage ratio after material acquisition			65.00%	65.00%
Maximum unencumbered leverage ratio			60.00%	60.00%
Minimum unencumbered leverage ratio after material acquisition			65.00%	65.00%
Maximum secured leverage ratio			40.00%	40.00%
Maximum secured leverage ratio after material acquisition			45.00%	45.00%
Minimum fixed charge coverage ratio			1.50	1.50
Minimum unsecured interest coverage ratio			1.75	1.75
Material acquisition threshold			5.00%	5.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Total principal amount of indebtedness			$ 332,111,000		255,052,000
Repayments of lines of credit			150,000,000.0
Revolving Credit Facility | Credit Facility
Debt Instrument [Line Items]
Letter of credit amount outstanding			40,600,000		39,200,000
Revolving Credit Facility | 2022 Senior Unsecured Revolving Credit Facilities | Credit Facility
Debt Instrument [Line Items]
Revolver borrowing capacity		$ 2,000,000,000.0
Number of extensions | extension_option		2
Term of debt		6 months
Unamortized deferred financing costs related to revolving credit facility			1,600,000		4,000,000.0
Debt instrument, face amount		$ 575,000,000
Letter of credit amount outstanding			$ 19,400,000		$ 20,800,000
Revolving Credit Facility | 2022 Senior Unsecured Term Loan A
Debt Instrument [Line Items]
Number of tranches | tranche		3
Revolving Credit Facility | Tranche A-1 | Credit Facility
Debt Instrument [Line Items]
Number of extensions | extension_option			2	2
Term of debt			12 months
Revolving Credit Facility | Delayed Draw Facility | Tranche A-1
Debt Instrument [Line Items]
Number of extensions | extension_option		0
Revolving Credit Facility | 2025 Term Loan | Credit Facility
Debt Instrument [Line Items]
Number of extensions | extension_option			1	1
Term of debt			6 months